Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

February 18, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Genworth Variable Insurance Trust
File Nos. 333-151541 and 811-22205

Ladies and Gentlemen:

In connection with the registration by Genworth Variable Insurance Trust (the “Trust”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith the Trust’s registration statement on Form N-14, including exhibits (the “Registration Statement”).  Pursuant to Rule 488 under the 1933 Act, the Registration Statement is scheduled to automatically become effective 30 days after this filing, on March 20, 2010.

This filing relates to the proposed acquisition of assets of the Genworth Putnam Capital Opportunities Fund and Genworth Thornburg International Value Fund (each a “Transferor Fund”) by the Genworth Enhanced International Index Fund (the “Acquiring Fund”).  The Registration Statement is being filed to register Service Shares of beneficial interest of the Acquiring Fund that will be issued to the shareholders of each Transferor Fund in connection with the reorganization of each Transferor Fund into the Acquiring  Fund.  The combined Prospectus/Proxy Statement contained in this filing will be used in the solicitation of proxies of the shareholders of each Transferor Fund to approve a Plan of Reorganization.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8149 or, in my absence, to Alexander F. Smith at (215) 564-8554.

Sincerely,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg